UNDISCOVERED MANAGERS FUNDS
277 PARK AVENUE
NEW YORK, NEW YORK 10172
November 4, 2022
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: Undiscovered Managers Funds (the “Trust”), on behalf of
Undiscovered Managers Behavioral Value Fund (the “Fund”)
File No. 333-37711
Ladies and Gentlemen:
Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information of the Fund do not differ from the prospectuses and Statement of Additional Information contained in the Post-Effective Amendment No. 73 (Amendment No. 74 under the Investment Company Act of 1940, as amended) filed electronically on October 25, 2022.
Please contact Kiesha T. Astwood-Smith at 212-623-8476 if you have any questions.
Very truly yours,
/s/ Zachary Vonnegut-Gabovitch
Zachary Vonnegut-Gabovitch
Assistant Secretary